Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Loss Per Share
	Year ended December 31
	2020	2019	2018
	U.S. dollars in thousands, except per share data
Basic and diluted:
Loss attributable to equity holders of the Company	$24,225	$19,396	$20,496

Weighted average number of ordinary shares in issue	43,668,155	35,881,256	32,969,094

Loss per ordinary share	$0.55	$0.54	$0.62